Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Prepayments on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,460,296	$ 3,576,187
Prepayments and additions during the period, net	1,211,364	1,015,971
Interest paid and capitalized during the period	73,121	60,921
Prepayments and capitalized interest applied to the purchase of flight equipment	(434,101)	(853,907)
Prepayments on flight equipment at end of period	$ 4,310,680	$ 3,799,172